Offsets	Oct. 02, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(b) Offset	true
Form or Filing Type	S-3
File Number	333-289830
Initial Filing Date	Aug. 25, 2025
Fee Offset Claimed	$ 131,195.00
Explanation for Claimed Amount	Previously paid in connection with the above-mentioned registration statement, which was originally filed on August 25, 2025. No additional securities are being registered in connection with the filing of this Post-Effective Amendment No. 2. This calculation of filing fee tables exhibit is being filed solely to include applicable references to the registrant's preferred stock purchase rights, as described herein, and make other applicable updates to reflect the filing of this Post-Effective Amendment No. 2.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(b) Offset	true
Registrant or Filer Name	CEA Industries Inc.
Form or Filing Type	S-3
File Number	333-289830
Filing Date	Jun. 18, 2026
Fee Paid with Fee Offset Source	$ 131,195.00